MASSMUTUAL PREMIER FUNDS

Supplement dated April 29, 2013 to the

Statement of Additional Information dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information pertains to the MassMutual Premier Small/Mid Cap Opportunities Fund:

On or about April 29, 2013, the name of the Fund will be changed to the MassMutual Premier Small Cap Opportunities Fund.

On or about April 29, 2013, the following information replaces similar information for OFI Institutional Asset Management, Inc. found on page 174 in the section titled Appendix C – Additional Portfolio Manager Information:

The portfolio managers of the Small Cap Opportunities Fund are Raman Vardharaj, Matthew P. Ziehl, Raymond Anello, Joy Budzinski, Kristin Ketner Pak, Magnus Krantz, and Adam Weiner.

On or about April 29, 2013, the following information supplements the information for OFI Institutional Asset Management, Inc. found on page 174 in the section titled Appendix C – Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Joy Budzinski
Registered investment companies**	3	$4.29 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts***	2	$388.39 million	0	$0

Kristin Ketner Pak
Registered investment companies**	3	$4.29 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts***	2	$388.39 million	0	$0

Magnus Krantz
Registered investment companies**	3	$4.29 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts***	2	$388.39 million	0	$0

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Adam Weiner
Registered investment companies**	3	$4.29 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts***	2	$388.39 million	0	$0

*	The information provided is as of December 31, 2012.
**	Does not include the Small Cap Opportunities Fund.
***	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

On or about April 29, 2013, the following information replaces similar information for OFI Institutional Asset Management, Inc. found on page 175 in the section titled Appendix C – Additional Portfolio Manager Information:

Ownership of Securities:

As of December 31, 2012, the portfolio managers did not own any shares of the Small Cap Opportunities Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3000M-13-02